Other Income (Expense) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income And Other Expense Disclosure [Line Items]
Interest income	$ 3,145,152	$ 3,302,882	$ 2,051,101
Sale of E-Roda trademark		1,942,682
Investment gain	308,160	601,793	5,941,960
Others	(58,836)	(92,340)	(171,147)
Other income	$ 3,394,476	$ 5,755,017	$ 7,821,914